Average Annual Total Returns - Service Shares - Federated Hermes Kaufmann Fund II	S 1 Year	S 5 Years	S 10 Years	Russell Midcap® Growth Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Growth Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Growth Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Variable Underlying Mid-Cap Growth Funds Average2 1 Year		Morningstar Variable Underlying Mid-Cap Growth Funds Average2 5 Years		Morningstar Variable Underlying Mid-Cap Growth Funds Average2 10 Years
Total	28.48%	18.65%	14.47%	35.59%	[1]	18.66%	[1]	15.04%	[1]	39.26%	[2]	17.80%	[2]	13.83%	[2]

[1]	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Russell Midcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.